Segment Reporting and Business Concentrations - Revenues and Long-Lived Assets by Geographic Region (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Sales Information [Line Items]
Revenue from external customers	$ 653,721	$ 563,677	$ 500,908
Property and equipment, net	55,274	62,790	35,818
United States [Member]
Sales Information [Line Items]
Revenue from external customers	602,418	529,521	474,344
Property and equipment, net	55,103	62,368	35,220
Canada [Member]
Sales Information [Line Items]
Revenue from external customers	51,303	34,156	26,564
Property and equipment, net	$ 171	$ 422	$ 598